                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund

    (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York           10020
 (Address of principal executive offices)               (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2006

                                                      S&P            LIPPER
                                                   500(R)     UTILITY FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)          INDEX(2)
   4.54%       4.56%       4.13%       4.75%       2.71%             7.62%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the Rule 12b-1 Plan of Distribution than did Class A shares for the six months ended June 30, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the Rule 12b-1 Plan of Distribution are higher than those payable by Class A shares.

MARKET CONDITIONS

Utilities stocks performed admirably for the first six months of 2006, both in absolute terms and relative to other areas of the U.S. equity market. As concerns over the broader economic environment and inflation began to rise following further increases in the federal funds target rate by the Federal Open Market Committee (the "Fed"), investors lessened their risk profile and opted into more defensive sectors that offered a level of yield protection. Among the more favored defensive sectors were utilities, since the extension of favorable tax legislation enhanced the attractiveness of their dividend income.


During this period, natural gas/energy and telecommunications services provided the strongest returns within the utilities sector. The natural gas/energy segment, which consists of local distribution companies (LDCs), interstate transmission companies and combined LDC/E&P (exploration and production firms), produced volatile returns that resulted from high commodity prices and negative investor sentiment regarding the course of the Fed's monetary tightening policy. The telecommunications services segment began the year well and generally continued to provide good performance, although investors grew somewhat cautious during the second quarter about the magnitude of capital expenditures that some telecommunications companies committed to developing and implementing new cable focused fiber (broadband) networks. Both these segments experienced momentum from new merger and acquisition announcements or the finalization of pending deals from the prior year. Meanwhile, electric utilities provided a total return that lagged the two aforementioned segments of the utilities sector, yet still exceeded the overall market. Electric utilities continue to face challenges from a variety of regulatory and political entities, as well as inherent interest-rate risk. However, many of the companies within this segment have remained steadfast to the "back-to-basics" model and have minimized risky diversification efforts in favor of cleaner balance sheets and improved earnings predictability.

Additionally, many electric utilities benefited from the extension of the 15 percent dividend tax rate, lower reserve margins, firm generation prices, further strengthening balance sheets and selective restructuring announcements.

PERFORMANCE ANALYSIS

Morgan Stanley Utilities Fund outperformed the S&P 500(R) Index and underperformed the Lipper Utility Funds Index for the six months ended June 30, 2006, assuming no deduction of applicable sales charges.

During the period, the Fund outpaced the broader market as measured by the S&P 500 Index. A combined weighting of 41 percent among the telecommunications services and natural gas/energy sectors contributed to the Fund's superior returns relative to the S&P Index. In addition, stock selection within certain wireless and coal companies further enhanced overall performance.

At the close of this period, the Fund was well diversified across the utilities sector. Electric utilities represented 59 percent of the equity allocation, while natural gas/energy represented 23 percent and telecommunications services represented 18 percent. The average cash position over the six-month period was in the range of 1.0 to 2.0 percent. We note that the Fund's holdings and allocations may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   TXU Corp.                                            3.5%
   PPL Corp.                                            3.4
   FPL Group Inc.                                       3.3
   Entergy Corp.                                        3.0
   Edison International                                 3.0
   PG&E Corp.                                           3.0
   Sempra Energy                                        2.9
   Exelon Corp.                                         2.9
   FirstEntergy Corp.                                   2.8
   SCANA Corp.                                          2.7

   TOP FIVE INDUSTRIES
   Electric Utilities                                  56.4%
   Energy                                              22.7
   Telecommunications                                  16.8
   Alternative Power Generation                         1.0
   Wireless Telecommunications                          0.9

Data as of June 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS: GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES. THE FUND MAY INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 04/29/88)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              UTLAX                     UTLBX                    UTLCX                    UTLDX
   1 YEAR                               7.09%(3)                  7.25%(3)                 6.33%(3)                 7.44%(3)
                                        1.47(4)                   2.36(4)                  5.35(4)                    --
   5 YEARS                              3.56(3)                   3.28(3)                  2.79(3)                  3.82(3)
                                        2.45(4)                   2.97(4)                  2.79(4)                    --
   10 YEARS                               --                      6.98(3)                    --                       --
                                          --                      6.98(4)                    --                       --
   SINCE INCEPTION                      7.07(3)                   8.59(3)                  6.27(3)                  7.33(3)
                                        6.43(4)                   8.59(4)                  6.27(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/06 -
                                                                     01/01/06            06/30/06             06/30/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (4.54% return).......................................         $1,000.00           $1,045.40              $5.17
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.74              $5.11
CLASS B
Actual (4.56% return).......................................         $1,000.00           $1,045.60              $4.72
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.18              $4.66
CLASS C
Actual (4.13% return).......................................         $1,000.00           $1,041.30              $8.91
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.07              $8.80
CLASS D
Actual (4.75% return).......................................         $1,000.00           $1,047.50              $3.96
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.93              $3.91

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.02%, 0.93%, 1.76% and 0.78% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the Rule 12b-1 Plan of Distribution than did Class A shares for the six months ended June 30, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the Rule 12b-1 Plan of Distribution are higher than those payable by Class A shares.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------
              Common Stocks (98.5%)
              Alternative Power Generation (1.0%)
   330,000    Distributed Energy Systems*.................................................  $  1,706,100
   455,000    FuelCell Energy, Inc.*......................................................     4,358,900
   200,000    Plug Power, Inc.*...........................................................       934,000
    45,000    Suntech Power Holdings Co. Ltd. (ADR) (China)*..............................     1,271,250
                                                                                            ------------
                                                                                               8,270,250
                                                                                            ------------
              Cable/Satellite TV (0.5%)
   100,000    Rogers Communications, Inc. (Class B).......................................     4,040,000
                                                                                            ------------
              Electric Utilities (55.9%)
 1,060,000    AES Corp. (The)*............................................................    19,557,000
   400,000    Allegheny Energy, Inc.*.....................................................    14,828,000
   320,000    Ameren Corp. ...............................................................    16,160,000
   388,000    American Electric Power Co., Inc. ..........................................    13,289,000
   265,000    Consolidated Edison, Inc. ..................................................    11,776,600
   200,000    Constellation Energy Group, Inc. ...........................................    10,904,000
   255,000    Dominion Resources, Inc. ...................................................    19,071,450
   404,000    DPL, Inc. ..................................................................    10,827,200
   660,724    Duke Energy Corp. ..........................................................    19,405,464
   620,000    Edison International........................................................    24,180,000
   342,000    Entergy Corp. ..............................................................    24,196,500
   407,000    Exelon Corp. ...............................................................    23,129,810
   405,000    FirstEnergy Corp. ..........................................................    21,955,050
   632,000    FPL Group, Inc. ............................................................    26,152,160
   230,000    Mirant Corp.*...............................................................     6,164,000
   430,000    NRG Energy, Inc.*...........................................................    20,717,400
   349,000    NSTAR.......................................................................     9,981,400
   605,000    PG&E Corp. .................................................................    23,764,400
   185,000    Pinnacle West Capital Corp. ................................................     7,383,350
   395,000    PNM Resources Inc. .........................................................     9,859,200
   830,000    PPL Corp. ..................................................................    26,809,000
   560,000    SCANA Corp. ................................................................    21,604,800
   500,000    Southern Co. (The)..........................................................    16,025,000
   460,000    TXU Corp. ..................................................................    27,503,400
   480,000    Wisconsin Energy Corp. .....................................................    19,344,000
                                                                                            ------------
                                                                                             444,588,184
                                                                                            ------------
              Electronic Equipment/Instruments (0.8%)
   104,000    Itron, Inc.*................................................................     6,163,040
                                                                                            ------------

12
                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
              Energy (22.6%)
   553,000    AGL Resources, Inc. ........................................  $ 21,080,360
    66,000    Anadarko Petroleum Corp. ...................................     3,147,540
   290,000    El Paso Corp. ..............................................     4,350,000
   467,000    Equitable Resources, Inc. ..................................    15,644,500
   100,200    KeySpan Corp. ..............................................     4,048,080
   130,000    Kinder Morgan, Inc. ........................................    12,985,700
   575,000    MDU Resources Group, Inc. ..................................    21,050,750
   355,700    New Jersey Resources Corp. .................................    16,639,646
   100,000    Nexen, Inc. ................................................     5,654,000
   220,000    Peabody Energy Corp. .......................................    12,265,000
   262,000    Questar Corp. ..............................................    21,088,380
   515,511    Sempra Energy...............................................    23,445,440
   800,000    Williams Companies, Inc. (The)..............................    18,688,000
                                                                            ------------
                                                                             180,087,396
                                                                            ------------
              Telecommunications (16.8%)
   285,900    ALLTEL Corp. ...............................................    18,248,997
   619,972    AT&T, Inc. .................................................    17,291,019
   525,000    BellSouth Corp. ............................................    19,005,000
   155,250    CenturyTel, Inc. ...........................................     5,767,538
   525,000    Crown Castle International Corp.*...........................    18,133,500
   870,070    Sprint Nextel Corp. ........................................    17,392,699
   250,586    Telefonica de Espana S.A. (ADR) (Spain).....................    12,464,148
   555,000    Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..........    11,560,650
   260,000    Valor Communications Group, Inc. ...........................     2,977,000
   325,160    Verizon Communications, Inc. ...............................    10,889,608
                                                                            ------------
                                                                             133,730,159
                                                                            ------------
              Wireless Telecommunications (0.9%)
   102,000    America Movil S.A. de C.V. (Series L) (ADR) (Mexico)........     3,392,520
    60,000    NII Holdings, Inc.*.........................................     3,382,800
                                                                            ------------
                                                                               6,775,320
                                                                            ------------
              Total Common Stocks (Cost $412,831,753).....................   783,654,349
                                                                            ------------
PRINCIPAL
AMOUNT IN                                               COUPON   MATURITY
THOUSANDS                                                RATE      DATE
---------                                               ------   --------
            Corporate Bonds (0.6%)
            Electric Utilities (0.5%)
$    245    Carolina Power & Light Co. ...............  5.125%   09/15/13        234,063
     585    Cleco Power LLC...........................  5.375    05/01/13        558,169

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    465    Commonwealth Edison Co. (Series 98).......................  6.15 %   03/15/12   $    470,189
     425    Duquesne Light Co. (Series O).............................  6.70     04/15/12        440,462
     115    Entergy Gulf States, Inc. ................................  3.60     06/01/08        109,914
     145    Entergy Gulf States, Inc. ................................  5.631+   12/01/09        143,605
     300    FirstEnergy Corp. (Series B)..............................  6.45     11/15/11        305,599
     200    Indianapolis Power & Light Co. - 144A**...................  6.30     07/01/13        201,073
     650    Public Service Co. of New Mexico (Series B)...............  7.50     08/01/18        692,253
     460    Public Service Electric & Gas Co. (Series MTNB)...........  5.00     01/01/13        439,762
     200    TXU Energy Co. ...........................................  7.00     03/15/13        204,418
                                                                                            ------------
                                                                                               3,799,507
                                                                                            ------------
            Energy (0.0%)
     150    Panhandle Eastern Pipe Line Co. ..........................  4.80     08/15/08        146,308
     110    Panhandle Eastern Pipe Line Co. (Series B)................  2.75     03/15/07        107,674
                                                                                            ------------
                                                                                                 253,982
                                                                                            ------------
            Telecommunications (0.1%)
     124    AT&T Corp. ...............................................  7.30     11/15/11        131,776
     135    Sprint Capital Corp. .....................................  8.375    03/15/12        149,331
                                                                                            ------------
                                                                                                 281,107
                                                                                            ------------
            Total Corporate Bonds (Cost $4,356,329)......................................      4,334,596
                                                                                            ------------
            Short-Term Investment (0.7%)
            Repurchase Agreement
   5,618    Joint repurchase agreement account
              (dated 06/30/06; proceeds $5,620,441) (a)
              (Cost $5,618,000).......................................  5.215    07/03/06      5,618,000
                                                                                            ------------

            Total Investments (Cost $422,806,082) (b)..........................    99.8%     793,606,945
            Other Assets in Excess of Liabilities..............................     0.2        1,862,879
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $795,469,824
                                                                                  =====     ============

---------------------------------------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
     +   Floating rate security; rate shown is the rate in effect at
         June 30, 2006.
    (a)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (b)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $374,541,513 and the aggregate gross unrealized depreciation is $3,740,650, resulting in net unrealized appreciation of $370,800,863.

                       See Notes to Financial Statements
 14

Morgan Stanley Utilities Fund
SUMMARY OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Electric Utilities..........................................  $448,387,691       56.4%
Energy......................................................   180,341,378       22.6
Telecommunications..........................................   134,011,266       16.9
Alternative Power Generation................................     8,270,250        1.0
Wireless Telecommunications.................................     6,775,320        0.9
Electronic Equipment/Instruments............................     6,163,040        0.8
Repurchase Agreement........................................     5,618,000        0.7
Cable/Satellite TV..........................................     4,040,000        0.5
                                                              ------------       ----
                                                              $793,606,945       99.8%
                                                              ============       ====

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $422,806,082).......................................  $793,606,945
Receivable for:
    Investments sold........................................     7,136,480
    Dividends...............................................     1,623,475
    Interest................................................        77,767
    Foreign withholding taxes reclaimed.....................        46,768
    Shares of beneficial interest sold......................        33,482
Receivable from affiliate...................................       106,920
Prepaid expenses and other assets...........................        41,604
                                                              ------------
    Total Assets............................................   802,673,441
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     5,770,103
    Shares of beneficial interest redeemed..................       609,085
    Investment advisory fee.................................       346,844
    Distribution fee........................................       261,490
    Administration fee......................................        52,042
    Transfer agent fee......................................        30,693
Accrued expenses and other payables.........................       133,360
                                                              ------------
    Total Liabilities.......................................     7,203,617
                                                              ------------
    Net Assets..............................................  $795,469,824
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $373,286,862
Net unrealized appreciation.................................   370,800,863
Accumulated undistributed net investment income.............     1,811,630
Accumulated undistributed net realized gain.................    49,570,469
                                                              ------------
    Net Assets..............................................  $795,469,824
                                                              ============
Class A Shares:
Net Assets..................................................  $629,416,918
Shares Outstanding (unlimited authorized, $.01 par value)...    43,584,042
    Net Asset Value Per Share...............................        $14.44
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $15.24
                                                              ============
Class B Shares:
Net Assets..................................................  $152,278,366
Shares Outstanding (unlimited authorized, $.01 par value)...    10,485,758
    Net Asset Value Per Share...............................        $14.52
                                                              ============
Class C Shares:
Net Assets..................................................    $8,198,361
Shares Outstanding (unlimited authorized, $.01 par value)...       565,247
    Net Asset Value Per Share...............................        $14.50
                                                              ============
Class D Shares:
Net Assets..................................................    $5,576,179
Shares Outstanding (unlimited authorized, $.01 par value)...       386,831
    Net Asset Value Per Share...............................        $14.42
                                                              ============

                       See Notes to Financial Statements
 16

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $39,039 foreign withholding tax)..........  $11,346,263
Interest....................................................      449,763
                                                              -----------
    Total Income............................................   11,796,026
                                                              -----------
Expenses
Investment advisory fee.....................................    2,179,570
Distribution fee (Class A shares)...........................      781,155
Distribution fee (Class B shares)...........................      125,152
Distribution fee (Class C shares)...........................       41,699
Transfer agent fees and expenses............................      495,029
Administration fee..........................................      328,787
Shareholder reports and notices.............................       61,509
Professional fees...........................................       41,057
Registration fees...........................................       29,851
Custodian fees..............................................       25,482
Trustees' fees and expenses.................................        9,149
Other.......................................................       39,355
                                                              -----------
    Total Expenses..........................................    4,157,795

Less: expense offset........................................       (2,247)
                                                              -----------
    Net Expenses............................................    4,155,548
                                                              -----------
    Net Investment Income...................................    7,640,478
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................   52,695,317
Net change in unrealized appreciation.......................  (23,612,175)
                                                              -----------
    Net Gain................................................   29,083,142
                                                              -----------
Net Increase................................................  $36,723,620
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2006   DECEMBER 31, 2005
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  7,640,478      $  19,727,703
Net realized gain...........................................    52,695,317        126,964,193
Net change in unrealized appreciation.......................   (23,612,175)       (17,792,412)
                                                              ------------      -------------
    Net Increase............................................    36,723,620        128,899,484
                                                              ------------      -------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................    (6,650,631)       (13,127,270)
    Class B shares..........................................    (1,776,694)        (8,807,025)
    Class C shares..........................................       (56,244)          (157,312)
    Class D shares..........................................       (54,931)          (115,952)
Net realized gain
    Class A shares..........................................   (17,520,690)       (27,152,428)
    Class B shares..........................................    (4,299,643)        (7,631,877)
    Class C shares..........................................      (228,254)          (351,337)
    Class D shares..........................................      (156,717)          (166,395)
                                                              ------------      -------------
    Total Dividends and Distributions.......................   (30,743,804)       (57,509,596)
                                                              ------------      -------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (66,288,440)      (131,135,934)
                                                              ------------      -------------
    Net Decrease............................................   (60,308,624)       (59,746,046)
Net Assets:
Beginning of period.........................................   855,778,448        915,524,494
                                                              ------------      -------------
End of Period
(Including accumulated undistributed net investment income
of $1,811,630 and $2,709,652, respectively).................  $795,469,824      $ 855,778,448
                                                              ============      =============

                       See Notes to Financial Statements
 18

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement; the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Pursuant to an Investment Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2006.

For the six months ended June 30, 2006, the distribution fee was accrued for Class B shares at the annual rate of 0.15%. At June 30, 2006, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $26, $113,178 and $469, respectively and received $35,939 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006 aggregated $80,667,117 and $172,247,357, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $905,733, including a net realized gain of $159,769.

For the six months ended June 30, 2006, the Fund incurred brokerage commissions of $156,352, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2006, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $403,632.

At June 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, owned 126,919 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,584. At June 30, 2006, the Fund had an accrued pension liability of $63,349 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                           MONTHS ENDED                     ENDED
                                                           JUNE 30, 2006              DECEMBER 31, 2005
                                                     -------------------------   ---------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES         AMOUNT
                                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold...............................................     196,811   $  2,883,462       562,597   $   8,327,385
Conversion from Class B............................   1,031,859     15,051,890    49,017,944     678,135,614
Reinvestment of dividends and distributions........   1,401,877     19,795,426     2,222,133      32,902,579
Redeemed...........................................  (4,904,261)   (71,693,699)   (6,863,067)   (101,337,495)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class A..................  (2,273,714)   (33,962,921)   44,939,607     618,028,083
                                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold...............................................     349,076      5,149,310     1,261,449      18,119,745
Conversion to Class A..............................  (1,026,353)   (15,051,890)  (48,770,712)   (678,135,614)
Reinvestment of dividends and distributions........     327,486      4,652,695       873,065      12,588,339
Redeemed...........................................  (1,906,752)   (27,999,624)   (7,176,934)   (100,931,289)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class B.............................  (2,256,543)   (33,249,509)  (53,813,132)   (748,358,819)
                                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold...............................................      39,431        582,477       119,732       1,746,444
Reinvestment of dividends and distributions........      17,533        248,297        29,896         440,873
Redeemed...........................................     (97,873)    (1,432,587)     (205,499)     (3,000,900)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class C.............................     (40,909)      (601,813)      (55,871)       (813,583)
                                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold...............................................     150,136      2,216,123       116,708       1,676,238
Reinvestment of dividends and distributions........       9,742        137,336        17,358         254,329
Redeemed...........................................     (56,044)      (827,656)     (133,072)     (1,922,182)
                                                     ----------   ------------   -----------   -------------
Net increase - Class D.............................     103,834      1,525,803           994           8,385
                                                     ----------   ------------   -----------   -------------
Net decrease in Fund...............................  (4,467,332)  $(66,288,440)   (8,928,402)  $(131,135,934)
                                                     ==========   ============   ===========   =============

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

9. Fund Merger

On February 6, 2006, the Trustees of the Fund and Morgan Stanley Global Utilities ("Global Utilities") approved a plan of reorganization whereby Global Utilities would be merged into the Fund. The plan of reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of Global Utilities would be combined with the assets of the Fund and shareholders of Global Utilities would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Global Utilities.

10. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                                 MONTHS ENDED    -----------------------------------------------------
                                                 JUNE 30, 2006     2005        2004       2003       2002       2001
                                                 -------------   ---------   --------   --------   --------   --------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...........      $14.37        $13.32     $11.34     $10.03    $ 13.07     $19.16
                                                     ------        ------     ------     ------    -------     ------

Income (loss) from investment operations:
    Net investment income++....................        0.13          0.31       0.29       0.31       0.33       0.38
    Net realized and unrealized gain (loss)....        0.50          1.71       1.98       1.30      (2.88)     (4.44)
                                                     ------        ------     ------     ------    -------     ------

Total income (loss) from investment
 operations....................................        0.63          2.02       2.27       1.61      (2.55)     (4.06)
                                                     ------        ------     ------     ------    -------     ------

Less dividends and distributions from:
    Net investment income......................       (0.15)        (0.36)     (0.29)     (0.30)     (0.35)     (0.38)
    Net realized gain..........................       (0.41)        (0.61)     --         --         (0.14)     (1.65)
                                                     ------        ------     ------     ------    -------     ------

Total dividends and distributions..............       (0.56)        (0.97)     (0.29)     (0.30)     (0.49)     (2.03)
                                                     ------        ------     ------     ------    -------     ------

Net asset value, end of period.................      $14.44        $14.37     $13.32     $11.34    $ 10.03     $13.07
                                                     ======        ======     ======     ======    =======     ======

Total Return+..................................        4.54%(1)     15.12%     20.36%     16.37%    (19.74)%   (21.23)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).........        1.02%(2)      1.03%      1.02%      1.02%      0.98%      0.90%

Net investment income..........................        1.85%(2)      2.14%      2.44%      2.99%      2.98%      2.32%

Supplemental Data:
Net assets, end of period, in thousands........    $629,417      $658,909    $12,228    $14,403    $14,463    $19,314

Portfolio turnover rate........................          10%(1)        20%        20%        43%        51%        49%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                   FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED    -------------------------------------------------------------
                                         JUNE 30, 2006     2005        2004        2003         2002          2001
                                         -------------   ---------   ---------   ---------   -----------   -----------
                                          (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period...      $14.45      $  13.38    $  11.40    $  10.08    $    13.12    $    19.21
                                             ------      --------    --------    --------    ----------    ----------

Income (loss) from investment
 operations:
    Net investment income++............        0.14          0.32        0.30        0.27          0.25          0.26
    Net realized and unrealized gain
    (loss).............................        0.50          1.72        1.99        1.31         (2.89)        (4.45)
                                             ------      --------    --------    --------    ----------    ----------

Total income (loss) from investment
 operations............................        0.64          2.04        2.29        1.58         (2.64)        (4.19)
                                             ------      --------    --------    --------    ----------    ----------

Less dividends and distributions from:
    Net investment income..............       (0.16)        (0.36)      (0.31)      (0.26)        (0.26)        (0.25)
    Net realized gain..................       (0.41)        (0.61)      --          --            (0.14)        (1.65)
                                             ------      --------    --------    --------    ----------    ----------

Total dividends and distributions......       (0.57)        (0.97)      (0.31)      (0.26)        (0.40)        (1.90)
                                             ------      --------    --------    --------    ----------    ----------

Net asset value, end of period.........      $14.52      $  14.45    $  13.38    $  11.40    $    10.08    $    13.12
                                             ======      ========    ========    ========    ==========    ==========

Total Return+..........................        4.56%(1)     15.22%      20.37%      15.91%       (20.30)%      (21.82)%

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)...............................        0.93%(2)      0.94%       0.94%(4)     1.43%(4)       1.73%       1.66%

Net investment income..................        1.94%(2)      2.23%       2.52%(4)     2.58%(4)       2.23%       1.56%

Supplemental Data:
Net assets, end of period, in
 thousands.............................    $152,279      $184,065    $890,696    $929,785    $1,011,218    $1,719,481

Portfolio turnover rate................          10%(1)        20%         20%         43%           51%           49%

---------------------------------------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:




                              EXPENSE         NET INVESTMENT
      PERIOD ENDED             RATIO           INCOME RATIO
    -----------------          ----                ----
    December 31, 2004          1.24%               2.22%
    December 31, 2003          1.78                2.23

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,
                                                       MONTHS ENDED    ----------------------------------------------------
                                                       JUNE 30, 2006     2005       2004       2003       2002       2001
                                                       -------------   --------   --------   --------   --------   --------
                                                        (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.................     $14.43        $13.37     $11.38     $10.07     $13.11     $19.19
                                                          ------        ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++..........................       0.08          0.21       0.20       0.23       0.26       0.26
    Net realized and unrealized gain (loss)..........       0.50          1.72       1.99       1.30      (2.90)     (4.44)
                                                          ------        ------     ------     ------     ------     ------

Total income (loss) from investment operations.......       0.58          1.93       2.19       1.53      (2.64)     (4.18)
                                                          ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income............................      (0.10)        (0.26)     (0.20)     (0.22)     (0.26)     (0.25)
    Net realized gain................................      (0.41)        (0.61)     --         --         (0.14)     (1.65)
                                                          ------        ------     ------     ------     ------     ------

Total dividends and distributions....................      (0.51)        (0.87)     (0.20)     (0.22)     (0.40)     (1.90)
                                                          ------        ------     ------     ------     ------     ------

Net asset value, end of period.......................     $14.50        $14.43     $13.37     $11.38     $10.07     $13.11
                                                          ======        ======     ======     ======     ======     ======

Total Return+........................................       4.13%(1)     14.35%     19.47%     15.44%    (20.32)%   (21.80)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)...............       1.76%(2)      1.71%      1.77%      1.78%      1.69%      1.66%

Net investment income................................       1.11%(2)      1.46%      1.69%      2.23%      2.27%      1.56%

Supplemental Data:
Net assets, end of period, in thousands..............     $8,198        $8,745     $8,851     $8,899     $7,900    $11,904

Portfolio turnover rate..............................         10%(1)        20%        20%        43%        51%        49%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 28

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,
                                                       MONTHS ENDED    ----------------------------------------------------
                                                       JUNE 30, 2006     2005       2004       2003       2002       2001
                                                       -------------   --------   --------   --------   --------   --------
                                                        (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.................     $14.34        $13.30     $11.32     $10.02    $ 13.05    $ 19.14
                                                          ------        ------     ------     ------    -------    -------

Income (loss) from investment operations:
    Net investment income++..........................       0.15          0.34       0.32       0.34       0.36       0.45
    Net realized and unrealized gain (loss)..........       0.51          1.70       1.98       1.29      (2.88)     (4.47)
                                                          ------        ------     ------     ------    -------    -------

Total income (loss) from investment operations.......       0.66          2.04       2.30       1.63      (2.52)     (4.02)
                                                          ------        ------     ------     ------    -------    -------

Less dividends and distributions from:
    Net investment income............................      (0.17)        (0.39)     (0.32)     (0.33)     (0.37)     (0.42)
    Net realized gain................................      (0.41)        (0.61)     --         --         (0.14)     (1.65)
                                                          ------        ------     ------     ------    -------    -------

Total dividends and distributions....................      (0.58)        (1.00)     (0.32)     (0.33)     (0.51)     (2.07)
                                                          ------        ------     ------     ------    -------    -------

Net asset value, end of period.......................     $14.42        $14.34     $13.30     $11.32    $ 10.02    $ 13.05
                                                          ======        ======     ======     ======    =======    =======

Total Return+........................................       4.75%(1)     15.34%     20.69%     16.57%    (19.49)%   (21.04)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)...............       0.78%(2)      0.78%      0.77%      0.78%      0.73%      0.66%

Net investment income................................       2.09%(2)      2.39%      2.69%      3.23%      3.23%      2.56%

Supplemental Data:
Net assets, end of period, in thousands..............     $5,576        $4,059     $3,750     $3,123    $ 3,380    $ 3,783

Portfolio turnover rate..............................         10%(1)        20%        20%        43%        51%        49%

---------------------------------------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Utilities Fund

Semiannual Report
June 30, 2006

[MORGAN STANLEY LOGO]

UTLSAR-38545RPT-RA06-00712P-Y06/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006


                                       3